Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Accrued Liabilities [Abstract]
Legal fees	$ 50,000	$ 957,751	$ 53,966
Credit card obligations	443	2,657	11,759
Accrued compensation	202,387	77,950	0
Other	36	36	5,000
Accrued legal settlement	11,655,362	16,345,000	0
Accrued Liabilities	$ 11,908,228	$ 17,383,394	$ 70,725